UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC, GP of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

     Thomas B. Ellis     Boston, Massachusetts     May 16, 2005
     Todd B. Hammer      Boston, Massachusetts     May 16, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $246,840 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107     7824   306700 SH       SOLE                   306700
ALLEGHENY ENERGY INC           COM              017361106    18594   900000 SH       SOLE                   900000
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    14359   372000 SH       SOLE                   372000
DELTA FINANCIAL CORP           COM              247918105     3230   369100 SH       SOLE                   369100
FIDELITY NATL FINL INC         COM              316326107    13986   424600 SH       SOLE                   424600
IDT CORP                       CL B             448947309    16123  1090150 SH       SOLE                  1090150
INVESTOOLS INC                 COM              46145P103     9107  1764900 SH       SOLE                  1764900
MCDERMOTT INTL INC             COM              580037109    17558   927500 SH       SOLE                   927500
MI DEVS INC                    CL A SUB VTG     55304X104    17650   555900 SH       SOLE                   555900
MASTEC INC                     COM              576323109    19868  2420000 SH       SOLE                  2420000
QUADRAMED CORP                 COM              74730W101      714   457500 SH       SOLE                   457500
RELIANT ENERGY INC             COM              75952B105    25186  2213200 SH       SOLE                  2213200
SUNTERRA CORP                  COM NEW          86787D208    10096   669500 SH       SOLE                   669500
TARRAGON CORP                  COM              876287103    22019  1090600 SH       SOLE                  1090600
UNITED RETAIL GROUP INC        COM              911380103     7358  1247198 SH       SOLE                  1247198
USA MOBILITY INC               COM              90341G103    23219   716638 SH       SOLE                   716638
WASHINGTON GROUP INTL INC      COM NEW          938862208    19949   443409 SH       SOLE                   443409